Equity-accounted investees - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Details Of Investments Accounted For Using Equity Method [Line Items]
Impairment loss		€ 0	€ 4,578	[1]	€ 0
Equity-accounted investees		8,445	9,884
Nsoft Group [Member]
Details Of Investments Accounted For Using Equity Method [Line Items]
Equity-accounted investees			€ 12,865
Nsoft Group [Member] | Investments accounted for using equity method [member]
Details Of Investments Accounted For Using Equity Method [Line Items]
Proportion of onwership interest in associate	40.00%
Additional equity ownership interest percentage	11.00%
Pre tax discount rate			14.50%
Terminal value growth rate			1.00%
Recoverable amount of asset or cash generating unit			€ 8,287
Impairment loss		0	€ 4,578
Changes in ownership value		0
Reversal of impairment loss		0
Bayes Esports [Member] | Investments accounted for using equity method [member]
Details Of Investments Accounted For Using Equity Method [Line Items]
Proportion of onwership interest in associate			42.58%		45.00%
Changes in ownership value		€ 0
Diluted Equity Interest Percentage			2.42%
Additional equity contribution			€ 1,250
N Soft Solutions Zagreb And Croatia [Member] | Investments accounted for using equity method [member]
Details Of Investments Accounted For Using Equity Method [Line Items]
Proportion of onwership interest in associate	100.00%

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.